Costs (Details 7) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOperatingExpensesLineItems [Line Items]
Impairment loss recognised in profit or loss	€ 848	€ 1,067	€ 6,537
Reversal of impairment loss recognised in profit or loss	1,055	1,153
Impairment loss recognised in other comprehensive income	(225)	(475)	6,534
Tangible Assets [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Impairment loss recognised in profit or loss	848	1,067	5,993
Reversal of impairment loss recognised in profit or loss	(1,055)	(1,153)	(3)
Intangible Assets [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Impairment loss recognised in profit or loss	14		€ 544
Reversal of impairment loss recognised in profit or loss	€ (32)	€ (389)